Consolidated Statements of Comprehensive Income/(Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Revenues	$ 600,672	$ 733,872	$ 835,576
Cost of revenues:
Cost of revenues	145,757	191,573	204,671
Gross profit	454,915	542,299	630,905
Operating expenses:
Product development	279,842	260,772	268,863
Sales and marketing	213,449	225,480	182,690
General and administrative (including expenses generated from a related party of $35, nil and nil, respectively, for 2021, 2022 and 2023)	48,934	56,920	81,880
Total operating expenses	542,225	543,172	533,433
Operating profit/(loss)	(87,310)	(873)	97,472
Other income, net	35,746	17,643	29,416
Interest income	45,222	17,311	15,641
Interest expense	0	0	(7,500)
Exchange difference	692	6,524	(3,462)
Income/(loss) before income tax expense	(5,650)	40,605	131,567
Income tax expense	60,420	57,946	62,296
Net income/(loss) from continuing operations	(66,070)	(17,341)	69,271
Net income from discontinued operations, net of tax	35,426	0	864,902
Net income/(loss)	(30,644)	(17,341)	934,173
Less: Net income/(loss) from continuing operations attributable to the noncontrolling interest shareholders	(265)	2	(3)
Less: Net income from discontinued operations attributable to the noncontrolling interest shareholders	0	0	6,451
Net income/(loss) from continuing operations attributable to Sohu.com Limited	(65,805)	(17,343)	69,274
Net income from discontinued operations attributable to Sohu.com Limited	35,426	0	858,451
Net income/(loss) attributable to Sohu.com Limited	(30,379)	(17,343)	927,725
Net income/(loss)	(30,644)	(17,341)	934,173
Foreign currency translation adjustments	(13,643)	(83,982)	23,474
Other comprehensive income/(loss)	(13,643)	(83,982)	23,474
Comprehensive income/(loss)	(44,287)	(101,323)	957,647
Less: Comprehensive income/(loss) attributable to noncontrolling interest shareholders	(265)	2	7,966
Comprehensive income/(loss) attributable to Sohu.com Limited	$ (44,022)	$ (101,325)	$ 949,681
Basic net income/(loss) per share attributable to Sohu.com Limited
Continuing operations	$ (1.93)	$ (0.5)	$ 1.75
Discontinued operations	1.04	0	21.74
Net income/(loss) per share	$ (0.89)	$ (0.5)	$ 23.49
Shares used in computing basic net income/(loss) per share attributable to Sohu.com Limited	34,109	34,945	39,501
Diluted net income/(loss) per share attributable to Sohu.com Limited
Continuing operations	$ (1.93)	$ (0.5)	$ 1.75
Discontinued operations	1.04	0	21.74
Net income/(loss) per share	$ (0.89)	$ (0.5)	$ 23.49
Shares used in computing diluted net income/(loss) per share attributable to Sohu.com Limited	34,109	34,945	39,501
Brand advertising [Member]
Revenues:
Revenues	$ 88,689	$ 103,233	$ 134,967
Cost of revenues:
Cost of revenues	71,103	86,642	99,522
Online games [Member]
Revenues:
Revenues	479,697	585,424	638,225
Cost of revenues:
Cost of revenues	65,029	91,001	87,616
Others [Member]
Revenues:
Revenues	32,286	45,215	62,384
Cost of revenues:
Cost of revenues	$ 9,625	$ 13,930	$ 17,533